FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	First Federal Plaza
		28 East Main Street, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
May 2, 2006

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  47

Form 13F Information Table Value Total:  $123,154

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1037    24409 SH       SOLE                    24409
Amazon.com Inc.                COM              023135106     2791    76400 SH       SOLE                    76400
American Express Co.           COM              025816109     3296    62715 SH       SOLE                    62715
Amgen, Inc.                    COM              031162100     1016    13970 SH       SOLE                    13970
Anheuser-Busch Companies, Inc. COM              035229103     1717    40133 SH       SOLE                    40133
Bed, Bath & Beyond, Inc.       COM              075896100     1018    26500 SH       SOLE                    26500
Berkshire Hathaway Cl. B       COM              084670207     5801     1926 SH       SOLE                     1926
Biovail Corp.                  COM              09067J109      239     9800 SH       SOLE                     9800
Cisco Systems, Inc.            COM              17275R102     3578   165115 SH       SOLE                   165115
Citigroup, Inc.                COM              172967101     3395    71882 SH       SOLE                    71882
Coca-Cola Co.                  COM              191216100     5692   135949 SH       SOLE                   135949
Colgate-Palmolive Co.          COM              194162103     2305    40373 SH       SOLE                    40373
Costco Cos.                    COM              22160K105     3749    69221 SH       SOLE                    69221
Dell, Inc.                     COM              24702R101     5417   182008 SH       SOLE                   182008
Expedia, Inc.                  COM              30212P105     1520    74976 SH       SOLE                    74976
Exxon Mobil Corp.              COM              30231G102      354     5824 SH       SOLE                     5824
Gannett Co., Inc.              COM              364730101      451     7525 SH       SOLE                     7525
General Electric Co.           COM              369604103     4046   116326 SH       SOLE                   116326
Home Depot, Inc.               COM              437076102     5754   136035 SH       SOLE                   136035
Hospira, Inc.                  COM              441060100      219     5549 SH       SOLE                     5549
IAC/InterActiveCorp            COM              44919P300     2259    76662 SH       SOLE                    76662
Intel Corp.                    COM              458140100     1989   102186 SH       SOLE                   102186
JPMorgan Chase & Co., Inc.     COM              46625H100     3902    93718 SH       SOLE                    93718
Johnson & Johnson, Inc.        COM              478160104     3543    59831 SH       SOLE                    59831
Leucadia National Corp.        COM              527288104     1581    26507 SH       SOLE                    26507
Liberty Media Corp. Cl. A      COM              530718105     1561   190125 SH       SOLE                   190125
Medco Health Solutions, Inc.   COM              58405U102     2018    35263 SH       SOLE                    35263
Medtronic, Inc.                COM              585055106     2961    58341 SH       SOLE                    58341
Microsoft Corp.                COM              594918104     4716   173327 SH       SOLE                   173327
Newmont Mining Corp.           COM              651639106     2448    47176 SH       SOLE                    47176
Nokia Corp. ADS                COM              654902204      362    17475 SH       SOLE                    17475
North Fork Bancorp             COM              659424105     1228    42580 SH       SOLE                    42580
Oil Service Holders Tr. Dep. R COM              678002106     3149    21450 SH       SOLE                    21450
Paychex, Inc.                  COM              704326107      726    17424 SH       SOLE                    17424
Pfizer, Inc.                   COM              717081103     4186   167991 SH       SOLE                   167991
Procter & Gamble Co.           COM              742718109     4825    83727 SH       SOLE                    83727
State Street Corp.             COM              857477103      630    10430 SH       SOLE                    10430
Stryker Corp.                  COM              863667101     1373    30971 SH       SOLE                    30971
Symbol Technologies, Inc.      COM              871508107      705    66613 SH       SOLE                    66613
Sysco Corp.                    COM              871829107     2908    90728 SH       SOLE                    90728
Time Warner, Inc.              COM              887317105     4534   270058 SH       SOLE                   270058
Tyco International Ltd.        COM              902124106     4070   151430 SH       SOLE                   151430
UnitedHealthcare Group, Inc.   COM              91324P102     1707    30550 SH       SOLE                    30550
Wal-Mart Stores                COM              931142103     3891    82377 SH       SOLE                    82377
Washington Mutual, Inc.        COM              939322103     2152    50502 SH       SOLE                    50502
Wells Fargo & Co.              COM              949746101     2358    36925 SH       SOLE                    36925
eBay, Inc.                     COM              278642103     3976   101940 SH       SOLE                   101940